       SUPPLEMENT DATED APRIL 14, 2005 TO BE ATTACHED TO THE DIVERSIFIED
            INVESTORS FUND GROUP/THE DIVERSIFIED INVESTORS STRATEGIC
                          ALLOCATION FUNDS PROSPECTUS
                               DATED MAY 1, 2004

     Effective April 1, 2005, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with respect to the Special Equity Portfolio with Seneca Capital Management LLC and entered into a new Investment Subadvisory Agreement with Mazama Capital Management, Inc. ("Mazama"). Mazama was founded in 1997 and has been a registered investment advisor since 1997. Mazama is owned by its employees. The principal business address of Mazama is One SW Columbia, Suite 1500, Portland, Oregon 07258.

                      ------------------------------------

     Effective March 30, 2005, Diversified entered into a new Investment Subadvisory Agreement with respect to the Value and Income Portfolio with TCW Investment Management Company ("TCW"). The existing Investment Subadvisory Agreement with Alliance Capital Management, L.P. ("Alliance") remains in effect. Initially, Diversified expects to allocate approximately 50% of assets to Alliance and 50% of assets to TCW.

     TCW was formed in 1987 and has been a registered investment advisor since 1987. TCW is an indirect subsidiary of The TCW Group, Inc. which is, in turn, an indirect subsidiary of Societe Generale, S.A. The principal business address of TCW is 865 S. Figueroa Street, Los Angeles, CA 90014.

                      ------------------------------------

     Effective March 30, 2005, Diversified entered into an Investment Subadvisory Agreement with respect to the Mid-Cap Value Portfolio with LSV Asset Management ("LSV"). The existing Investment Subadvisory Agreement with Cramer, Rosenthal, McGlynn, LLC ("CRM") remains in effect. Initially, Diversified expects to allocate approximately 60% of assets to CRM and 40% of assets to LSV.

     LSV was formed in 1994 and has been a registered investment advisor since 1994. LSV is owned by eleven equity partners, all of whom are actively involved in the business. The employees of LSV own a majority of the firm's equity. The principal business address of LSV is One North Wacker Drive, Suite 4200, Chicago, Illinois 60606.

                      ------------------------------------

     Effective April 14, 2005, Diversified terminated its Investment Subadvisory Agreement with respect to the Small-Cap Value Portfolio with Sterling Capital Management LLC and entered into a new Investment Subadvisory Agreement with EARNEST Partners, LLC ("EARNEST"). EARNEST was formed in 1989 and is owned by its employees. EARNEST has been a registered investment advisor since 1989. The principal business address of EARNEST is 75 14(th) Street, Suite 2300, Atlanta, Georgia 30309.

Form 2891 (4/2005)                                              33-61810
                                                               333-00295

       SUPPLEMENT DATED APRIL 14, 2005 TO BE ATTACHED TO THE DIVERSIFIED
                   INSTITUTIONAL FUNDS GROUP/THE DIVERSIFIED
              INSTITUTIONAL STRATEGIC ALLOCATION FUNDS PROSPECTUS
                               DATED MAY 1, 2004

     Effective April 1, 2005, Diversified Investment Advisors, Inc. ("Diversified") terminated its Investment Subadvisory Agreement with respect to the Special Equity Portfolio with Seneca Capital Management LLC and entered into a new Investment Subadvisory Agreement with Mazama Capital Management, Inc. ("Mazama"). Mazama was founded in 1997 and has been a registered investment advisor since 1997. Mazama is owned by its employees. The principal business address of Mazama is One SW Columbia, Suite 1500, Portland, Oregon 07258.

                      ------------------------------------

     Effective March 30, 2005, Diversified entered into a new Investment Subadvisory Agreement with respect to the Value and Income Portfolio with TCW Investment Management Company ("TCW"). The existing Investment Subadvisory Agreement with Alliance Capital Management, L.P. ("Alliance") remains in effect. Initially, Diversified expects to allocate approximately 50% of assets to Alliance and 50% of assets to TCW.

     TCW was formed in 1987 and has been a registered investment advisor since 1987. TCW is an indirect subsidiary of The TCW Group, Inc. which is, in turn, an indirect subsidiary of Societe Generale, S.A. The principal business address of TCW is 865 S. Figueroa Street, Los Angeles, CA 90014.

                      ------------------------------------

     Effective March 30, 2005, Diversified entered into an Investment Subadvisory Agreement with respect to the Mid-Cap Value Portfolio with LSV Asset Management ("LSV"). The existing Investment Subadvisory Agreement with Cramer, Rosenthal, McGlynn, LLC ("CRM") remains in effect. Initially, Diversified expects to allocate approximately 60% of assets to CRM and 40% of assets to LSV.

     LSV was formed in 1994 and has been a registered investment advisor since 1994. LSV is owned by eleven equity partners, all of whom are actively involved in the business. The employees of LSV own a majority of the firm's equity. The principal business address of LSV is One North Wacker Drive, Suite 4200, Chicago, Illinois 60606.

                      ------------------------------------

     Effective April 14, 2005, Diversified terminated its Investment Subadvisory Agreement with respect to the Small-Cap Value Portfolio with Sterling Capital Management LLC and entered into a new Investment Subadvisory Agreement with EARNEST Partners, LLC ("EARNEST"). EARNEST was formed in 1989 and is owned by its employees. EARNEST has been a registered investment advisor since 1989. The principal business address of EARNEST is 75 14th Street, Suite 2300, Atlanta, Georgia 30309.

Form 3155 (4/2005)                                              33-61810
                                                               333-00295